FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	0 Months Ended
Dec. 31, 2012
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
c. Derivative instrument disclosure:
The fair value of derivative instruments consists of:
		Fair value
	Reported under	December 31,
		2012	2011
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Other non-current assets	$4	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Other current assets	$20	$17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(109)	$(53)

Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments	Other current liabilities	$(29)	$(57)